INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets
	Estimated	March 31,	September 30,
	Useful Lives	2021	2020

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(505,552)	(418,886)
Intangible assets, net		$14,448	$101,114

	Estimated	September 30,	September 30,
	Useful Lives	2020	2019

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(418,886)	(245,554)
Intangible assets, net		$101,114	$274,446